Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Revenue Percentage by Major Customer

Charterer	2019	2018	2017
A	13%	15%	14%
B	11%	10%	11%
C	10%	10%	10%